Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flow Changes (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows at beginning of year	CAD 631	CAD 1,307
Oil and gas sales during period net of production costs and royalties	(213)	(336)
Changes due to prices	481	(449)
Development costs during the period	141	83
Changes in forecast development costs	(202)	5
Changes resulting from extensions, infills and improved recovery	73	27
Changes resulting from discoveries	1
Changes resulting from acquisitions of reserves		8
Changes resulting from dispositions of reserves	(71)	(578)
Accretion of discount	63	131
Net change in income tax	0	0
Changes resulting from other changes and technical reserves revisions plus effects on timing	(109)	433
Standardized measure of discounted future net cash flows at end of year	CAD 796	CAD 631